As filed with the Securities and Exchange Commission on October 3, 2012

Registration No. 333-173026

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-2

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	☒	PRE-EFFECTIVE AMENDMENT NO. 8
	☐	POST-EFFECTIVE AMENDMENT NO.

☐	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

GARRISON CAPITAL LLC

(Exact name of Registrant as Specified in Charter)

1350 Avenue of the Americas
New York, New York 10019

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 372-9500

Julian Weldon
Garrison Capital LLC
1350 Avenue of the Americas
New York, New York 10019
(212) 372-9500

(Name And Address of Agent for Service)

Copies of information to:

Thomas J. Friedmann David J. Harris William J. Tuttle Dechert LLP 1775 I Street, N.W. Washington, DC 20006 Telephone: (202) 261-3300 Facsimile: (202) 261-3333	Paul K. Risko John A. MacKinnon Sidley Austin LLP 787 Seventh Avenue New York, NY 10019 Telephone: (212) 839-5300 Facsimile: (212) 839-5959

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement. If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than Securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)(3)
Common Stock, par value $0.001 per share	$125,000,000	$14,512.50

(1)	Includes the underwriters’ option to purchase additional shares.
(2)	Estimated pursuant to Rule 457(o) solely for the purpose of determining the registration fee.
(3)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Amendment No. 8 to the Registration Statement on Form N-2 of Garrison Capital LLC is being filed solely for the purpose of filing exhibits, specifically: (1) Form of Underwriting Agreement; (2) Form of Custody Agreement; and (3) Opinion and Consent of Dechert LLP.

GARRISON CAPITAL LLC

PART C

Other Information

ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS

(1)	Financial Statements

The following financial statements of Garrison Capital LLC (the “Company” or the “Registrant”) are included in Part A of this Registration Statement.

GARRISON CAPITAL LLC AND SUBSIDIARIES
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Page
Consolidated Statements of Financial Condition as of June 30, 2012 (unaudited) and December 31, 2011	F-2
Consolidated Schedules of Investments as of June 30, 2012 (unaudited) and December 31, 2011	F-3
Consolidated Statements of Operations (unaudited) for the three and six months ended June 30, 2012 and June 30, 2011	F-19
Consolidated Statements of Changes in Members’ Capital (unaudited) for the six months ended June 30, 2012 and June 30, 2011	F-20
Consolidated Statements of Cash Flows (unaudited) for the six months ended June 30, 2012 and June 30, 2011	F-21
Notes to Consolidated Financial Statement	F-22
Report of Independent Registered Accounting Firm	F-38
Consolidated Statements of Financial Condition as of December 31, 2011 and as of December 31, 2010	F-39
Consolidated Schedule of Investments as of December 31, 2011 and as of December 31, 2010	F-40
Consolidated Statements of Operations for the year ended December 31, 2011 and for the period from December 17, 2010 (commencement of operations) to December 31, 2010	F-56
Consolidated Statements of Changes in Members’ Capital for the year ended December 31, 2011 and for the period from December 17, 2010 (commencement of operations) to December 31, 2010	F-57
Consolidated Statements of Cash Flows for the year ended December 31, 2011 and for the period from December 17, 2010 (commencement of operations) to December 31, 2010	F-58
Notes to Consolidated Financial Statements	F-59

(2)	Exhibits

(a)(1)	Certificate of Formation(1)
(a)(2)	Form of Certificate of Incorporation(1)
(b)(1)	First Amended and Restated Limited Liability Company Agreement(1)
(b)(2)	Form of Bylaws(1)
(c)	Not applicable
(d)	Form of Stock Certificate(1)
(e)	Dividend Reinvestment Plan(1)
(f)	Not applicable
(g)	Form of Investment Advisory Agreement between Registrant and Garrison Capital Advisers LLC(1)
(h)	Form of Underwriting Agreement
(i)	Not applicable
(j)	Form of Custody Agreement
(k)(1)	Certificate of Appointment of Transfer Agent(1)
(k)(2)	Form of Administration Agreement between Registrant and Garrison Capital Administrator LLC(1)
(k)(3)	Trademark License Agreement between the Registrant and Garrison Investment Group LP(1)
(k)(4)	Form of Subscription Agreement between Registrant and Private Placement Investors in Concurrent Private Placement(1)
(k)(5)	Credit Agreement by and among Garrison Funding 2012-1 LLC, the lenders party thereto from time to time, Natixis, New York Branch, as administrative agent, and Deutsche Bank Trust Company Americas, as collateral agent and custodian, dated as of May 21, 2012(1)
(k)(6)	Purchase and Contribution Agreement between Garrison Funding 2012-1 LLC and Garrison Funding 2012-1 Manager LLC, dated as of May 21, 2012(1)
(k)(7)	Master Participation Agreement by and between Garrison Funding 2010-1 LLC and Garrison Funding 2012-1 LLC, dated as of May 21, 2012(1)
(k)(8)	Amendment No. 1 to the Credit Agreement among Garrison Funding 2012-1 LLC, Versailles Assets LLC, Natixis, New York Branch, as administrative agent, and Deutsche Bank Trust Company Americas, as collateral agent and custodian, dated as of June 18, 2012(1)
(k)(9)	Amendment No. 2 to the Credit Agreement among Garrison Funding 2012-1 LLC, Versailles Assets LLC, Natixis, New York Branch, as administrative agent, and Deutsche Bank Trust Company Americas, as collateral agent and custodian, dated as of August 6, 2012(1)
(l)	Opinion and Consent of Dechert LLP, special counsel for Registrant
(m)	Not applicable
(n)(1)	Independent Registered Public Accounting Firm Consent(1)
(n)(2)	Report regarding “Senior Securities” table(1)
(o)	Not applicable
(p)	Not applicable
(q)	Not applicable
(r)(1)	Code of Ethics of Garrison Capital LLC(1)
(r)(2)	Code of Ethics of Garrison Capital Advisers LLC(1)

(1)	Previously filed.

ITEM 26. MARKETING ARRANGEMENTS

The information contained under the heading “Underwriting” on this Registration Statement is incorporated herein by reference.

ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

Securities and Exchange Commission registration fee	$14,513
NASDAQ Global Select Market Listing Fee	$150,000
FINRA filing fee	$13,000
Accounting fees and expenses	$350,000	(1)
Legal fees and expenses	$1,000,000	(1)
Printing and engraving	$150,000	(1)
Miscellaneous fees and expenses	$75,987	(1)
Total	$1,753,500

(1)	These amounts are estimates.

All of the expenses set forth above shall be borne by the Company.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

The Registrant directly owns Garrison Capital CLO Ltd., an entity organized under the laws of the Cayman Islands, and 100% of the limited liability company interests of Garrison Capital Equity Holdings LLC, a Delaware limited liability company, and Garrison Funding 2012-1 Manager LLC, a Delaware limited liability company, and indirectly owns 100% of the limited liability company interests of Garrison Funding 2010-1 LLC, a Delaware limited liability company, and Garrison Funding 2012-1 LLC, a Delaware limited liability company, all of which are included in the Registrant’s consolidated financial statements as of June 30, 2012.

ITEM 29. NUMBER OF HOLDERS OF SECURITIES

The following table sets forth the approximate number of record holders of the Company’s units as of October 3, 2012.

Title	Number of Record Holders
Units, initial price per unit $15	14

ITEM 30. INDEMNIFICATION

As permitted by Section 102 of the General Corporation Law of the State of Delaware, or the DGCL, the Registrant has adopted provisions in its certificate of incorporation, as amended, that limit or eliminate the personal liability of its directors for a breach of their fiduciary duty of care as a director. The duty of care generally requires that, when acting on behalf of the corporation, directors exercise an informed business judgment based on all material information reasonably available to them. Consequently, a director will not be personally liable to the Registrant or its stockholders for monetary damages or breach of fiduciary duty as a director, except for liability for: any breach of the director’s duty of loyalty to the Registrant or its stockholders; any act or omission not in good faith or that involves intentional misconduct or a knowing violation of law; any act related to unlawful stock repurchases, redemptions or other distributions or payment of dividends; or any transaction from which the director derived an improper personal benefit. These limitations of liability do not affect the availability of equitable remedies such as injunctive relief or rescission.

The Registrant’s certificate of incorporation and bylaws provides that all directors, officers, employees and agents of the registrant shall be entitled to be indemnified by us to the fullest extent permitted by the DGCL, subject to the requirements of the 1940 Act. Under Section 145 of the DGCL, the Registrant is permitted to offer indemnification to its directors, officers, employees and agents.

Section 145(a) of the DGCL provides, in general, that a corporation shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation), because the person is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of any other enterprise. Such indemnity may be against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding, if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and if, with respect to any criminal action or proceeding, the person did not have reasonable cause to believe the person’s conduct was unlawful.

Section 145(b) of the DGCL provides, in general, that a corporation shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor because the person is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of any other enterprise, against any expenses (including attorneys’ fees) actually and reasonably incurred by the person in connection with the defense or settlement of such action or suit if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

Section 145(g) of the DGCL provides, in general, that a corporation shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of any other enterprise, against any liability asserted against the person in any such capacity, or arising out of the person’s status as such, regardless of whether the corporation would have the power to indemnify the person against such liability under the provisions of the law. We have obtained liability insurance for the benefit of our directors and officers.

The Investment Advisory Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Garrison Capital Advisers LLC (the “Adviser”) and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the Adviser’s services under the Investment Advisory Agreement or otherwise as an investment adviser of the Registrant.

The Administration Agreement provides that, absent willful misfeasance, bad faith or negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Garrison Capital Administrator LLC and its officers, manager, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of Garrison Capital Administrator LLC’s services under the Administration Agreement or otherwise as administrator for the Registrant.

The Underwriting Agreement provides that each Underwriter severally agrees to indemnify and hold harmless the Registrant, its directors, each of its officers who signed this Registration Statement, and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, as amended, or Section 20 of the Securities Exchange Act of 1934, as amended, the Adviser and Garrison Capital Administrator LLC against any and all loss, liability, claim, damage and expense whatsoever, as incurred, but only with respect to any untrue statements or omissions in this Registration Statement in reliance upon and in conformity with certain written information furnished to the Registrant by the Underwriters through J.P. Morgan Securities LLC and Deutsche Bank Securities Inc. expressly for use herein.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

A description of any other business, profession, vocation or employment of a substantial nature in which the Adviser, and each managing director, director or executive officer of the Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Management.” Additional information regarding the Adviser and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-72375), and is incorporated herein by reference.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

(1)	the Registrant, Garrison Capital LLC, 1350 Avenue of the Americas, New York, NY 10019;
(2)	the Transfer Agent, American Stock Transfer & Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269;
(3)	the Custodian, Deutsche Bank Trust Company Americas, 1761 East St. Andrew Place, Santa Ana, CA 92705; and
(4)	the Adviser, Garrison Capital Advisers, LLC, 1350 Avenue of the Americas, New York, NY 10019.

ITEM 33. MANAGEMENT SERVICES

Not Applicable.

ITEM 34. UNDERTAKINGS

1. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

(a) For the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Amendment No. 8 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, in the State of New York, on this 3rd day of October, 2012.

GARRISON CAPITAL LLC

By:	/s/ Joseph Tansey Name: Joseph Tansey Title: Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 8 to the Registration Statement on Form N-2 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title
/s/ Joseph Tansey Joseph Tansey	Chief Executive Officer and Chairman of the Board of Directors (principal executive officer)	October 3, 2012
/s/ Brian Chase Brian Chase	Chief Financial Officer and Director (principal financial and accounting officer)	October 3, 2012
* Rafael Astruc	Director	October 3, 2012
* Roy Guthrie	Director	October 3, 2012
* Cecil Martin	Director	October 3, 2012
* Bruce Shewmaker	Director	October 3, 2012
* Matthew Westwood	Director	October 3, 2012
*By: /s/ Brian Chase Name: Brian Chase Title: Attorney-in-fact